Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings per share [Abstract]
Earnings Per Share
Note 16: Earnings Per Share

 The calculation of basic and diluted earnings per share for each period presented was as follows:

	Year Ended December 31,
(amounts in millions, except per share data)	2012	2011	2010

Net income	$750.5	$521.9	$562.9

Average shares outstanding (basic)	246.4	245.0	243.1
Common stock equivalents	1.7	2.1	2.4
Incremental shares from assumed conversion of convertible debentures	–	2.1	2.0

Shares utilized in diluted earnings per share calculation	248.1	249.2	247.5

Earnings per share:
Basic	$3.05	$2.13	$2.32
Diluted	$3.02	$2.09	$2.27

The Company's 2.5% Convertible Debentures were included in the calculation of diluted earnings per share for the years ended December 31, 2011 and 2010, since the average price of the Company's common stock exceeded the conversion price of the debentures during all or a portion of each year.  These debentures were converted or repurchased by the Company during 2011.